Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Licensing and Purchase Commitments
We have licensing agreements with companies, universities and individuals, some of which require certain up-front payments. Royalty payments are required on net product sales ranging from 0.45 percent to 20 percent of covered products or based on quantities sold. Several of these agreements have minimum royalty requirements. The accompanying consolidated balance sheets include accrued royalties relating to these agreements in the amount of $6.1 million and $5.1 million at December 31, 2025 and 2024, respectively. Royalty expense relating to these agreements amounted to $15.4 million for the year ended December 31, 2025 and $13.9 million for the years ended December 31, 2024 and 2023.
Royalty expense is primarily recorded in cost of sales, with a small portion recorded as research and development expense depending on the use of the technology under license. Some of these agreements also have minimum raw material purchase requirements and requirements to perform specific types of research.
At December 31, 2025, we had commitments to purchase goods or services and to make future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase commitments	License & royalty commitments

2026	$78,587	$1,933
2027	42,675	1,986
2028	22,500	1,844
2029	3,465	1,852
2030	1,506	1,881
Thereafter	—	9,029
	$148,733	$18,525
Contingent Consideration Commitments
Pursuant to the purchase agreements for certain acquisitions, we could be required to make additional contingent cash payments for a previous business combination based on the achievement of certain revenue and operating result milestones. Milestone payments total $71.9 million may be triggered through the end of 2027. Based on the current estimate of potential milestone payments, $16.2 million is included in accrued and other current liabilities and $6.6 million is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2025. Refer to Note 15 "Financial Instruments and Fair Value Measurements" for changes in the contingent consideration liabilities.
Employment Agreements
Certain of our employment contracts contain provisions which guarantee payments in the event of a change in control, as defined in the agreements, or if the executive is terminated for reasons other than cause, as defined in the agreements. At
December 31, 2025, the commitment under these agreements totaled $10.5 million.
Contingencies
In the ordinary course of business, we provide a warranty to customers that our products are free of defects and will conform to published specifications. Generally, the applicable product warranty period is one year from the date of delivery of the product to the customer or of site acceptance, if required. Additionally, we typically provide limited warranties with respect to our services. We provide for estimated warranty costs at the time of the product sale. The changes in the carrying amount of warranty obligations for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$2,810	$3,944
Provision charged to cost of sales	3,383	2,675
Usage	(3,099)	(2,643)
Adjustments to previously provided warranties, net	(26)	(1,016)
Currency translation	159	(150)
Balance at end of year	$3,227	$2,810
Litigation
From time to time, we may be party to legal proceedings incidental to our business. As of December 31, 2025, certain claims, suits or legal proceedings arising out of the normal course of business have been filed or were pending against
QIAGEN N.V. or its subsidiaries. These matters have arisen in the ordinary course and conduct of business as well as through acquisition. Because litigation is inherently unpredictable and unfavorable resolutions could occur, assessing litigation contingencies is highly subjective and requires judgments about future events. Although it is not possible to predict the outcome of such litigation, we assess the degree of probability and evaluate the reasonably possible losses that we could incur as a result of these matters. We accrue for any estimated loss when it is probable that a liability has been incurred and the amount of probable loss can be estimated. We are not party to any material legal proceeding as of the date of this report.
Patent Litigation
Labcorp (as successor to ArcherDX)
In 2018, ArcherDX (succeeded in the litigation by Laboratory Corporation of America Holdings and Labcorp Genetics, Inc.
(Labcorp)) and Massachusetts General Hospital (MGH) sued QIAGEN for patent infringement. In August 2021, a federal jury ruled that QIAGEN infringed two patents owned by ArcherDX and awarded damages of $4.7 million which were accrued in 2021 and remained accrued as of December 31, 2024 in other long-term liabilities in the accompanying consolidated balance sheet. In the third quarter of 2025, the Court of Appeals for the Federal Circuit reversed the decision of infringement of the District Court of Delaware, vacated the $4.7 million damages award and granted judgment as a matter of law of non-infringement in favor of QIAGEN. The plaintiffs did not file any motion opposing this decision before the deadline and the matter is now closed. Accordingly, the $4.7 million accrual was reversed to restructuring, acquisition, integration and other, net in the accompanying consolidated statement of income for the year ended December 31, 2025.